                            WRL FREEDOM PREMIER(R)
                               VARIABLE ANNUITY

                                Issued Through
                          WRL SERIES ANNUITY ACCOUNT
                                      By
                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       Supplement Dated August 24, 2001
       To Prospectus Dated May 1, 2001, as Supplemented August 10, 2001

Please use this supplement with the WRL Freedom Premier(R) prospectus dated May 1, 2001, as supplemented August 10, 2001. Read it carefully and keep it with your May 1, 2001 prospectus, as supplemented August 10, 2001, for future reference.

Effective at close of business on August 24, 2001:

 .    Dean Investment Associates terminates as subadviser of the Dean Asset
     Allocation portfolio;
 .    Transamerica Investment Management, LLC enters into an interim subadvisory agreement with AEGON/Transamerica Fund Advisers, Inc., the investment adviser of AEGON/Transamerica Series Fund, Inc., until shareholder approval is received;
 .    the Dean Asset Allocation portfolio is renamed Transamerica Value Balanced;
 .    the Dean Asset Allocation subaccount is renamed WRL Transamerica Value
     Balanced; and
 .    the portfolio management fees are reduced from 0.80% to 0.75% per annum of the portfolio's average daily net assets, effective August 27, 2001.

The portfolio's investment objective is unchanged.

As a result of the foregoing portfolio/subadviser changes, the prospectus is amended as follows:

 .    All references in the prospectus to:

     . the Dean Asset Allocation portfolio are amended to refer to the Transamerica Value Balanced portfolio;
     . the Dean Asset Allocation subaccount are amended to refer to the WRL Transamerica Value Balanced subaccount; and
     . Dean Investment Associates are amended to refer to Transamerica Investment Management, LLC.

 .    The Annuity Contract Fee Table on page 11 is amended as follows:

--------------------------------------------------------------------------------------------------------------------------
                                           Management            Other            Rule 12b-1       Total Portfolio Annual
              Portfolio                       Fees              Expenses             Fees                 Expenses
--------------------------------------------------------------------------------------------------------------------------
Transamerica Value Balanced                  0.80%*               0.07%              N/A                   0.87%
--------------------------------------------------------------------------------------------------------------------------

*Effective August 27, 2001, this fee will be reduced to 0.75%.